Expense Example - WisdomTree Efficient Gold Plus TIPS Fund - WisdomTree Efficient TIPS Plus Gold Fund Shares	Dec. 10, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 31
Expense Example, with Redemption, 3 Years	$ 97